CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES:
Net Income (Loss)	$ 5,105,445	$ 21,651,371
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization expense	15,282,029	8,195,731
Provision for deferred taxes	3,900,820	2,076,133
Loss on disposals of equipment, software and other assets	2,319,486	237,008
Other	163,236	285,097
Changes in assets and liabilities:
Accounts receivable	(16,548,137)	(15,965,514)
Premiums receivable	(54,050,741)	(39,000,506)
Commission receivable	9,584,259	4,115,122
Prepaid expenses and other assets	(16,301,611)	(6,388,343)
Deferred acquisition costs	(30,865,006)	(17,210,635)
Accounts payable	(1,812,538)	(1,675,346)
Losses payable	(21,980,282)	(16,737,392)
Provision for unpaid losses and loss adjustment expenses	48,603,323	38,678,743
Unearned premiums	67,041,288	37,282,476
Commissions payable	22,443,095	13,512,848
Due to insurers	36,589,267	27,723,981
Advanced premiums	7,624,342	8,444,750
Accrued expenses	2,945,930	8,461,226
Contract liabilities	4,559,874	4,038,911
Other current liabilities	754,948	1,430,739
Net cash from operating activities	85,359,027	79,156,400
INVESTING ACTIVITIES:
Purchases of property and equipment and software	(31,162,772)	(24,681,190)
Business combinations and asset acquisitions - net of cash acquired	(11,344,792)	(5,940,480)
Purchase of fixed income securities	(12,433,211)
Maturities of fixed income securities	1,206,173
Other investing activities	(26,564)	63,435
Net cash used in investing activities	(53,761,166)	(30,558,235)
FINANCING ACTIVITIES:
Payments on long-term debt	(18,000,000)	(22,000,000)
Proceeds from long-term debt	67,500,000	44,000,000
Contributions from minority interest	500,000	250,000
Payments on notes payable	(1,000,000)
Distributions to members	(4,056,000)	(4,000,000)
Net cash from financing activities	44,944,000	18,250,000
EFFECT OF FOREIGN CURRENCY EXCHANGE RATES ON CASH	(196,070)	194,472
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS	76,345,791	67,042,637
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - Beginning of year	299,078,283	221,060,849
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - September 30 .	375,424,074	288,103,486
NON-CASH INVESTING ACTIVITIES:
Purchase of property and equipment .	5,788,823	5,010,645
Business combination and asset acquisition	3,762,762	7,186,720
CASH PAID FOR:
Interest	1,635,523	914,338
Income tax	$ 2,199,561	$ 3,905,861